DEFERRED COST (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Schedule Of Deferred Cost
Deferred cost	$ 59,287	$ 76,237	$ 633,962